Note 13: Loans Payable: Short Term Loans: Schedule of Short Terms Loans (Tables)	3 Months Ended
Aug. 31, 2013
Tables/Schedules
Schedule of Short Terms Loans

Schedule of Short Terms Loans
	August 31, 2013
Other Current Asset	Loan	Interest	Total Loan
Mikolajczyk, Jerry - assigned from Comtax Services, Inc.	$398,249	$0	$398,249
Mikolajczyk, Jerry - Deposit on Series B Preferred Stock	$20,000	$0	$20,000
Stock Redemption - Mikolajczyk acquisition	$9,375	$125	$9,500
Stock Redemption - 3rd party - assigned from Matousek	$87,500	$1,170	$88,670
Stock Redemption - 3rd party	$9,375	$125	$9,500
Stock Redemption - 3rd party	$9,375	$125	$9,500
Stock Redemption - 3rd party	$9,375	$125	$9,500
Total Short Terms Loans	$543,249	$1,670	$544,919